Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
FundsManager 60% Portfolio
September 30, 2021
VIPFM-60-NPRT3-1121
1.856868.114
Equity Funds - 67.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	7,043,299	62,755,795
Fidelity Contrafund (a)	4,404,705	82,940,590
Fidelity Emerging Asia Fund (a)	218,767	13,985,744
Fidelity Emerging Markets Discovery Fund (a)	1,329,625	24,571,466
Fidelity Emerging Markets Fund (a)	2,257,273	104,240,881
Fidelity Equity-Income Fund (a)	2,286,516	160,924,970
Fidelity Europe Fund (a)	1,042,133	46,531,219
Fidelity Global Commodity Stock Fund (a)	7,979,369	123,121,663
Fidelity Gold Portfolio (a)	1,153,151	28,125,351
Fidelity International Capital Appreciation Fund (a)	3,546,304	103,764,852
Fidelity International Discovery Fund (a)	1,867,118	108,068,785
Fidelity International Enhanced Index Fund (a)	8,074,645	89,790,050
Fidelity International Small Cap Fund (a)	1,628,338	55,917,128
Fidelity International Small Cap Opportunities Fund (a)	2,235,193	62,607,749
Fidelity International Value Fund (a)	7,602,307	71,081,568
Fidelity Japan Smaller Companies Fund (a)	2,594,849	47,900,914
Fidelity Large Cap Value Enhanced Index Fund (a)	4,085,924	68,234,929
Fidelity Low-Priced Stock Fund (a)	3,427,118	180,369,196
Fidelity Overseas Fund (a)	7,364,797	490,716,397
Fidelity Pacific Basin Fund (a)	1,052,331	47,460,109
Fidelity Real Estate Investment Portfolio (a)	1,782,972	84,780,332
Fidelity Stock Selector All Cap Fund (a)	36,786,231	2,395,887,201
Fidelity U.S. Low Volatility Equity Fund (a)	13,202,798	152,228,266
Fidelity Value Discovery Fund (a)	2,203,667	80,213,477
TOTAL EQUITY FUNDS (Cost $3,300,878,622)		4,686,218,632

Fixed-Income Funds - 29.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	13,216,881	125,428,204
Fidelity High Income Fund (a)	8,612,790	75,620,299
Fidelity Inflation-Protected Bond Index Fund (a)	18,441,196	210,782,875
Fidelity Long-Term Treasury Bond Index Fund (a)	15,238,894	220,811,571
Fidelity New Markets Income Fund (a)	1,251,856	18,214,504
Fidelity U.S. Bond Index Fund (a)	117,579,088	1,420,355,384
TOTAL FIXED-INCOME FUNDS (Cost $1,941,966,855)		2,071,212,837

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $165,010,286)	164,977,291	165,010,286

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 10/7/21 to 12/30/21 (d) (Cost $26,438,400)	26,440,000	26,438,270

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,434,294,163)	6,948,880,025
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,054,624
NET ASSETS - 100.0%	6,949,934,649

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,230	Dec 2021	264,311,625	11,393,815	11,393,815
ICE E-mini MSCI EAFE Index Contracts (United States)	396	Dec 2021	44,886,600	2,125,105	2,125,105
ICE MSCI Emerging Markets Index Contracts (United States)	2,195	Dec 2021	136,704,600	6,454,965	6,454,965

TOTAL FUTURES CONTRACTS					19,973,885
The notional amount of futures sold as a percentage of Net Assets is 6.4%

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,438,270.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	5,577,174	424,446,011	265,012,467	20,601	(432)	-	165,010,286	0.2%
Total	5,577,174	424,446,011	265,012,467	20,601	(432)	-	165,010,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	10,081,125	51,103,963	-	8,060,033	-	1,570,707	62,755,795
Fidelity Contrafund	76,027,408	19,478,289	24,625,571	2,092,889	3,018,231	9,042,233	82,940,590
Fidelity Emerging Asia Fund	26,226,121	260,505	11,222,481	-	3,059,397	(4,337,798)	13,985,744
Fidelity Emerging Markets Discovery Fund	28,454,735	455,992	7,117,802	-	1,176,149	1,602,392	24,571,466
Fidelity Emerging Markets Fund	122,627,500	1,877,909	22,476,576	-	7,550,520	(5,338,472)	104,240,881
Fidelity Equity-Income Fund	167,812,748	18,999,895	49,778,654	4,256,952	6,445,873	17,445,108	160,924,970
Fidelity Europe Fund	47,069,446	1,535,662	4,563,347	-	595,198	1,894,260	46,531,219
Fidelity Floating Rate High Income Fund	-	125,550,882	845,950	769,161	(651)	723,923	125,428,204
Fidelity Global Commodity Stock Fund	91,348,355	24,115,493	7,895,435	-	237,651	15,315,599	123,121,663
Fidelity Gold Portfolio	46,941,330	17,913,431	27,869,080	-	2,927,139	(11,787,469)	28,125,351
Fidelity High Income Fund	74,792,775	3,829,922	3,345,627	2,313,661	3,247	339,982	75,620,299
Fidelity Inflation-Protected Bond Index Fund	265,128,365	4,736,929	65,893,817	9,463	4,243,302	2,568,096	210,782,875
Fidelity International Capital Appreciation Fund	104,851,108	3,454,227	10,274,751	-	1,437,214	4,297,054	103,764,852
Fidelity International Discovery Fund	105,716,309	3,454,227	10,344,783	-	1,243,997	7,999,035	108,068,785
Fidelity International Enhanced Index Fund	88,449,535	3,069,570	8,865,103	-	436,829	6,699,219	89,790,050
Fidelity International Small Cap Fund	53,096,313	1,728,539	5,155,652	-	974,084	5,273,844	55,917,128
Fidelity International Small Cap Opportunities Fund	53,973,174	1,177,090	-	-	-	7,457,485	62,607,749
Fidelity International Value Fund	68,599,445	2,301,784	6,754,708	-	2,675	6,932,372	71,081,568
Fidelity Japan Fund	67,131,829	4,558,641	73,071,903	-	20,757,372	(19,375,939)	-
Fidelity Japan Smaller Companies Fund	57,214,885	3,085,035	14,164,748	-	2,216,151	(450,409)	47,900,914
Fidelity Large Cap Value Enhanced Index Fund	69,580,383	6,584,772	21,736,470	-	3,682,578	10,123,666	68,234,929
Fidelity Long-Term Treasury Bond Index Fund	78,670,526	161,455,666	7,820,649	3,504,960	(421,099)	(11,072,873)	220,811,571
Fidelity Low-Priced Stock Fund	185,010,822	31,308,609	55,613,887	14,353,028	4,367,477	15,296,175	180,369,196
Fidelity New Markets Income Fund	54,906,529	2,339,062	37,474,852	1,319,406	(2,001,160)	444,925	18,214,504
Fidelity Overseas Fund	467,397,648	16,123,242	46,365,233	-	6,991,063	46,569,677	490,716,397
Fidelity Pacific Basin Fund	49,223,879	1,535,662	4,792,249	-	629,406	863,411	47,460,109
Fidelity Real Estate Investment Portfolio	8,610,034	68,176,587	3,208,734	1,679,297	332,667	10,869,778	84,780,332
Fidelity Stock Selector All Cap Fund	2,308,794,252	42,696,716	277,796,554	-	37,308,421	284,884,366	2,395,887,201
Fidelity U.S. Bond Index Fund	1,580,404,985	69,033,508	182,835,328	19,406,702	2,102,943	(48,350,724)	1,420,355,384
Fidelity U.S. Low Volatility Equity Fund	140,474,160	8,413,567	7,176,034	349,026	133,746	10,382,827	152,228,266
Fidelity Value Discovery Fund	83,882,870	9,104,823	25,151,791	1,471,107	5,249,814	7,127,761	80,213,477
	6,582,498,594	709,460,199	1,024,237,769	59,585,685	114,700,234	375,010,211	6,757,431,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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